Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	0-26046
Entity Registrant Name	China Natural Resources, Inc.
Entity Central Index Key	0000793628
Entity Address, Address Line One	Room 2205
Entity Address, Address Line Two	22/F
Entity Address, Address Line Three	West Tower
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Address Line Four	Shun Tak Centre
Entity Address, Address Line Five	168-200 Connaught Road Central